Document And Entity Information	Dec. 26, 2023
Document Information [Line Items]
Entity, Registrant Name	APPLIED MOLECULAR TRANSPORT INC.
Document, Type	8-K
Document, Period End Date	Dec. 26, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39306
Entity, Tax Identification Number	81-4481426
City Area Code	650
Local Phone Number	392-0420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AMTI
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Entity, Address, Address Line One	1209 Orange Street
Entity, Address, City or Town	Wilmington
Entity, Address, State or Province	DE
Entity, Address, Postal Zip Code	19801
Amendment Flag	false
Entity, Central Index Key	0001801777